Condensed Consolidated Statements of Operations - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Crude oil revenues	$ 187,297	$ 454,825	$ 1,082,492	$ 1,581,972	$ 2,390,024	$ 4,525,089
Natural gas revenues	0	18,929	19,509	43,461	71,703	353,633
Total revenues	187,297	473,754	1,102,001	1,625,433	2,461,727	4,878,722
Expenses:
Direct operating costs	205,253	569,109	1,013,389	1,916,774	2,661,258	4,501,940
Depreciation, depletion and amortization	80,449	63,644	305,684	312,322	413,967	1,311,446
Impairment of oil and gas assets	0	800,000	0	7,444,597	8,032,670	48,930,087
Professional fees	0	43,968	422,538	181,086	310,471	680,860
Salaries	130,741	297,244	407,888	1,044,639	1,642,593	1,927,552
Administrative expense	190,341	124,090	461,378	435,616	539,571	636,459
Total expenses	606,784	1,898,055	2,610,877	11,335,034	13,600,530	57,988,344
Loss from operations	(419,487)	(1,424,301)	(1,508,876)	(9,709,601)	(11,138,803)	(53,109,622)
Other income (expense):
Interest expense	(184,148)	(339,719)	(908,642)	(1,001,937)	(1,911,906)	(1,293,407)
Gain on loan sale agreement	0	0	11,500,124	0
Gain (loss) on mark to market of derivative contracts	0	(68,459)	0	(2,449,855)	(2,531,401)	(2,194,679)
Other income (loss)	285,000	138,075	531,846	2,312,261	2,406,340	4,675,854
Total other income (expense)	100,852	(270,103)	11,123,328	(1,139,531)	(2,036,967)	1,187,768
(Loss) income before provision for income taxes					(13,175,770)	(51,921,854)
Provision for income taxes					0	0
Net (loss) income	(318,635)	(1,694,404)	9,614,452	(10,849,132)	(13,175,770)	(51,921,854)
Net (loss) income	(318,635)	(1,694,404)	9,614,452	(10,849,132)	(13,175,770)	(51,921,854)
Preferred dividends	(879,608)	(860,061)	(2,847,324)	(2,130,604)	(3,010,211)	(1,798,274)
Net (loss) income attributable to common stockholders	$ (1,198,243)	$ (2,554,465)	$ 6,767,128	$ (12,979,736)	$ (16,185,981)	$ (53,720,128)
Net (loss) income per share basic	$ (0.12)	$ (0.30)	$ 0.72	$ (1.54)
Weighted average shares basic	10,321,397	8,423,936	9,416,837	8,423,936	8,423,936	8,265,716
Net (loss) income per share diluted	$ (0.12)	$ (0.30)	$ 0.45	$ (1.54)	$ (1.92)	$ (6.50)
Weighted average shares diluted	10,321,397	8,423,936	15,151,107	8,423,936